SEGMENT INFORMATION - based on geographic location (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 39,466	$ 22,870	$ 119,769	$ 59,921	$ 93,194	$ 65,796
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	35,957	22,480	112,121	59,036	91,432	64,156
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,509	$ 390	$ 7,648	$ 885	$ 1,762	$ 1,640